Related party transactions - Schedule of Relationship Between Related Parties with their Groups (Detail)	12 Months Ended
Dec. 31, 2019
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	[Chairman and director of the Company (note)
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Co-founder, director and shareholder of the Company
Shenzhen Crystal Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a Co-founder and director of the Company
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Shareholder of the Company
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Shareholder of the Company
Millet Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Company
Millet Communication Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Company
Beijing Xiaomi Mobile Software Co., Ltd. ("Beijing Xiaomi Mobile Software") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Company
Beijing Millet Payment Technologies Co., Ltd. ("Beijing Millet Payment Technologies") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Company
Guangzhou Millet Information Service Co., Ltd [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a shareholder of the Company
Shenzhen Xunyi Network Technology Corp., Ltd. ("Shenzhen Xunyi") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company operated by few former core members of Xunlei's web game business
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Equity investment of the Group